OTHER NON-CURRENT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS/ OTHER NON-CURRENT LIABILITIES
Schedule of other non-current assets/ other non-current liabilities

	As of December 31,
	2017	2018
Other Non-current assets:
Long term deposits related to leased warehouses and office space	—	3,376
Total Other Non-current Assets	—	3,376
Other Non-current Liabilities:
ADR Reimbursement (note)	—	8,135
Total Other Non-current Liabilities:	—	8,135

Note: According to the American Depositary Receipts (the “ADR”) arrangements signed on August 9, 2018, the Group has the right to receive reimbursements as a return for using Depositary Bank’s services, subject to the compliance by the Group with the terms of the agreement. The Group performed a detailed assessment of the requirements and recognizes the reimbursements it is expected to be entitled to over the five-year contract term. RMB 663 was recorded in other income for the year ended December 31, 2018. RMB 8,135 was recorded in other non-current liabilities as of December 31, 2018 and RMB 2,200 was recorded in accrued expenses and other current liabilities for the current portion.